Nature of Business and Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Concentration Risk, Percentage	100.00%	100.00%
Revenue	$ 704,189	$ 335,096
Nordmann, Rassmann [Member]
Concentration Risk, Percentage	74.00%	59.00%
Next Group Brazil [Member]
Concentration Risk, Percentage	12.00%
Schnucks Markets, Inc [Member]
Concentration Risk, Percentage		14.00%
East Midlands Trains Limited [Member]
Concentration Risk, Percentage		17.00%
DiesoLiFT 10 [Member]
Concentration Risk, Percentage	8.00%	32.00%
Revenue	55,763	107,210
PerfoLiFT BD-Series [Member]
Concentration Risk, Percentage	90.00%	62.00%
Revenue	633,931	209,394
Other [Member]
Concentration Risk, Percentage	2.00%	6.00%
Revenue	$ 14,495	$ 18,492